Significant Accounting Policies - Schedule of revision on the previously issued Balance Sheet and Statement of Cash Flows (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revision On Previously Issued Balance Sheet And Statement of Cash Flows [Line Items]
Cash	$ 144,784		$ 173,220	$ 61,645
Fixed maturities, available-for-sale, at fair value	329,883		214,045	193,200
Purchases of fixed maturity securities	(222,264)	$ (46,105)	(103,242)	(48,159)
Net cash from (used in) investing activities	$ (144,788)	$ 23,514	$ (19,369)	(1,841)
Variable Interest Entity, Primary Beneficiary [Member]
Revision On Previously Issued Balance Sheet And Statement of Cash Flows [Line Items]
Cash				19
Fixed maturities, available-for-sale, at fair value				7,017
As Previously Reported
Revision On Previously Issued Balance Sheet And Statement of Cash Flows [Line Items]
Cash				68,662
Fixed maturities, available-for-sale, at fair value				186,183
Purchases of fixed maturity securities				(41,142)
Net cash from (used in) investing activities				5,176
As Previously Reported | Variable Interest Entity, Primary Beneficiary [Member]
Revision On Previously Issued Balance Sheet And Statement of Cash Flows [Line Items]
Cash				7,036
Fixed maturities, available-for-sale, at fair value				0
Adjustments
Revision On Previously Issued Balance Sheet And Statement of Cash Flows [Line Items]
Cash				(7,017)
Fixed maturities, available-for-sale, at fair value				7,017
Purchases of fixed maturity securities				(7,017)
Net cash from (used in) investing activities				(7,017)
Adjustments | Variable Interest Entity, Primary Beneficiary [Member]
Revision On Previously Issued Balance Sheet And Statement of Cash Flows [Line Items]
Cash				(7,017)
Fixed maturities, available-for-sale, at fair value				$ 7,017